CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Loss	$ (8,276)	$ (5,473)	$ (187)
Foreign currency translation adjustments	(567)	(914)	(10)
Comprehensive Loss	(8,843)	(6,387)	(197)
Attributed to:
Company's Shareholders	(8,843)	(6,387)	$ (197)
Non-controlling interests	19	6
Comprehensive Loss	$ (8,824)	$ (6,381)	$ (197)